DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Effect of Derivative Instruments Not Designated as Hedging Instruments on Statement of Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Derivative [Line Items]
Derivative instruments, gain (loss), recognized	$ (102)	$ (12)
Interest and other, net | Non-designated as hedging instruments | Foreign exchange contracts
Derivative [Line Items]
Derivative instruments, gain (loss), recognized	(106)	(9)
Interest and other, net | Non-designated as hedging instruments | Interest rate contracts
Derivative [Line Items]
Derivative instruments, gain (loss), recognized	$ 4	$ (3)